LONG-TERM INVESTMENTS	9 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

(5)    LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	March 31, 2017	December 31, 2017
	RMB	RMB
Equity method investments	8,893,440	—
Cost method investments	69,621,700	75,121,700
Available-for-sale investment	10,376,547	—

Total long-term investments	88,891,687	75,121,700

Equity method investments

	March 31, 2017	December 31, 2017
	RMB	RMB
Beijing Zhishang Education Technology Ltd.	2,740,234	—
Brilent Inc.	6,153,206	—

Total equity method investments	8,893,440	—

In August 2014, ATA Online made a 45% equity interest investment to establish Beijing Zhishang Education Technology Ltd. (“Zhishang”), an online professional training provider based in PRC, by paying cash of RMB 13,500,000. The other shareholder of Zhishang is New Oriental Education & Technology Group. ATA online accounted for the investment under equity method. ATA online recognized its share of losses from this equity investment of RMB 4,694,972, RMB 4,961,519 and RMB 482,938 for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017, respectively.

In June 2017, ATA online sold 15% of the equity interest in Zhishang for RMB 1,253,550 in cash to a partnership whose executive partner is the CEO and a director of ATA Online, and recognized gain from disposal of long-term investments of RMB 457,236. In December 2017, the Company sold the rest of the 30% of the equity interest in Zhishang for RMB 3,350,000 in cash, and recognized gain from disposal of long-term investments of RMB 1,889,018.

In September 2015, ATA BVI entered into an agreement to purchase 2,156,721 Series AA Preferred Shares issued by Brilent Inc. (“Brilent”) at a price of $0.6955 per Series AA Preferred Shares with a total consideration of USD 1.5 million. Brilent is a service provider with an easy to use SaaS (Software as a Service) based in the United States. ATA BVI held 15.47% equity interest of Brilent and one board seat out of six. The investment is accounted for under the equity method as ATA BVI is able to exercise significant influence through its board seat. The Company recognized its share of loss from this equity investment of RMB 550,907, RMB 2,837,834 and RMB 1,395,234 for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017, respectively.

Management evaluated whether there was other than temporary impairment based on the facts, including recent financing activities, projected and historical financial performance. Brilent encountered severe shortage of working capital resulted from continuous negative operating cash flows and turnover of key personnel in the fourth quarter of 2017. Management considered there was other than temporary impairment for the investments in Brilent and recognized the impairment loss of RMB 4,757,972 to reduce the investment to zero.

Cost method investments

	March 31, 2017	December 31, 2017
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	32,500,000	38,000,000
Medicine (Beijing) Education Technology Ltd.	5,100,000	5,100,000
ApplySquare Education & Technology Co., Ltd.	19,721,700	19,721,700
Beijing GlobalWisdom Information Technology Co., Ltd.	12,300,000	12,300,000

Total cost method investments	69,621,700	75,121,700

During the year ended March 31, 2017, the Group entered into shares purchase agreements to acquire 8.33% equity interest of Beijing Empower Education Online Co., Ltd. (“EEO”), 15% equity interest of Medicine (Beijing) Education Technology Ltd. (“MDS”), 9% equity interest of ApplySquare Education & Technology Co., Ltd (“ApplySquare”), and 8.2% equity interest of Beijing GlobalWisdom Information Technology Co., Ltd. (“GlobalWisdom”), by paying cash consideration of RMB 32,500,000, RMB 9,000,000, USD 3,000,000 (equivalent to RMB 19,721,700), and RMB 12,300,000 respectively.

In December 2016, the Company sold 6.5% of the equity interest in MDS for RMB 5,500,000 in cash, and recognized gain from disposal of long-term investment of RMB 1,600,000.

In April 2017, ATA entered into a capital increase agreement to make an additional investment of RMB 5,500,000 in EEO. The consideration has been paid to EEO in June 2017. After this additional investment, ATA invested a total of RMB 38,000,000 in EEO, and continues to account for the investment under cost method in accordance with ASC325: Investments—Others, since the investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value.

On July 26, 2017, GlobalWisdom entered into a new financing agreement with new investors. After GlobalWisdom’s new financing, ATA’s equity shares decreased to 6.8345% and ATA still has the right to appoint one director. Because these investment terms contain substantive liquidation preference over common stock that are not available to common shareholders, these investments are not substantially similar to common stock.

The Group determined that it was not practicable to estimate fair value of cost method investments as of March 31, 2017 and December 31, 2017, because the sales prices or bid-and-asked quotations of the equity interests of these entities are not currently available and the cost of obtaining an independent valuation appears excessive considering the materiality of the investments to the Group. The Group recognized the cost of these investments at cash consideration and accounts for the investment by the cost method in accordance with ASC 325: Investments-Other.

Available-for-sale investment

On March 24, 2016, ATA BVI entered into a convertible promissory note (“the Notes”) purchase agreement with Brilent pursuant to which Brilent will issue up to USD 2,500,000 of the Notes to certain investors including ATA BVI. On March 30, 2016 and April 28, 2016, Brilent issued the Notes to ATA BVI in the principal amount of USD 300,000 and USD 1,200,000 at a 6% interest rate per annum, in exchange for cash of USD 1,500,000. The Notes are due and redeemable 24 months from issuance. If a qualified financing occurs on or prior to the maturity date of the Notes, the Notes and all accrued and unpaid interest thereon shall convert, at ATA BVI’s option, into qualified financing securities at 75% of the qualified financing security purchase price subject to certain adjustment.

For the year ended March 31, 2017, RMB 568,320 was recognized as interest income in consolidated statements of comprehensive income (loss).The investment is classified as available-for-sale investment and is measured at fair value as of the balance sheet date. Unrealized holding loss of RMB 553,870 was reported in other comprehensive income (loss) for the year ended March 31, 2017. The Company determined the fair value of the Notes as of March 31, 2017 to be USD 1,504,000 (RMB 10,376,547). As a result of recent development of Brilent Inc., management considered that there was other than temporary impairment of this investment and recorded an impairment loss of the Notes of USD 1,504,000 (RMB 10,458,538) as of December 31, 2017. The unrealized loss of the Notes of RMB 553,870 has been reclassified to profit and loss correspondingly.